Income tax credit/(charge) - Components of income tax expense (benefit) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax credit
Respective rate of corporation tax	25.00%	25.00%	19.00%
UK
Income tax credit
UK corporation tax	£ 30,341	£ (45)	£ 22,661